united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street Ste. 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 4/30

Date of reporting period: 1/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019

Shares		Fair Value

	MLP & MLP RELATED SECURITIES - 91.5%
	GENERAL PARTNER - 7.5%
1,499,390	Antero Midstream GP LP	$ 20,121,814
1,604,280	Enlink Midstream LLC	17,454,566
		37,576,380
	LNG INFRASTRUCTURE - 7.6%
188,920	Cheniere Energy, Inc. *	12,402,598
1,061,224	GasLog Ltd.	19,027,746
300,499	GasLog Partners LP	6,818,322
		38,248,666
	PIPELINE - DIVERSIFIED - 22.5%
2,441,700	Energy Transfer LP	35,917,407
1,310,700	Enterprise Products Partners LP	36,267,069
2,235,100	Kinder Morgan, Inc.	40,455,310
		112,639,786
	PIPELINE - NATURAL GAS - 11.6%
369,800	ONEOK, Inc.	23,744,858
1,270,400	The Williams Companies., Inc.	34,211,872
		57,956,730
	PIPELINE - NGL INFRASTRUCTURE - 7.9%
297,200	DCP Midstream Partners LP	9,965,116
687,700	Targa Resources Corp.	29,577,977
		39,543,093
	PIPELINE - PETROLEUM - 17.0%
517,200	Andeavor Logistics LP	18,562,308
281,385	Magellan Midstream Partners LP	17,291,108
84,751	Noble Midstream Partners LP	2,728,982
2,043,626	Plains GP Holdings LP	46,676,418
		85,258,816
	PIPELINES & TRANSPORTATION - 13.0%
602,600	Enbridge, Inc.	22,067,212
301,600	Pembina Pipeline Corp.	10,742,992
121,600	Shell Midstream Partners LP	2,470,912
512,100	Tallgrass Energy GP LP	12,203,343
430,600	TransCanada Corp.	18,309,112
		65,793,571
	SHIPPING - 2.9%
712,439	KNOT Offshore Partners LP	13,286,987
1,183,602	Teekay Offshore Partners, LP	1,432,159
		14,719,146
	UTILITY - 1.5%
404,551	Atlantica Yield PLC	7,277,874

	TOTAL MLP & MLP RELATED SECURITIES (Cost $468,636,545)	459,014,062

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

Shares		Fair Value
	EXCHANGE TRADED NOTES - 4.8%
	EQUITY FUNDS - 4.8%
399,930	ETRACS Alerian MLP Index ETN	$ 6,298,898
288,370	ETRACS Alerian MLP Infrastructure Index ETN	6,300,884
455,500	JPMorgan Alerian MLP Index ETN	11,392,055
	TOTAL EXCHANGE TRADED NOTES (Cost $24,732,128)	23,991,837

	SHORT-TERM INVESTMENT - 0.9%
	MONEY MARKET FUND - 0.9%
4,731,959	Goldman Sachs Financial Square Funds - Government Fund	4,731,959
	to yield 2.08% ** (Cost $4,731,959)

	TOTAL INVESTMENTS - 97.2% (Cost $498,075,149)	$ 487,737,858
	OPTIONS WRITTEN (0.0)% (Proceeds - $25,483)	(26,228)
	OTHER ASSETS LESS LIABILITIES - 2.8%	13,871,989
	NET ASSETS - 100.0%	$ 501,583,619

OPTIONS WRITTEN - (0.0)%	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value +
CALL OPTIONS WRITTEN - (0.0)%
TallGrass Energy	500	$1,300,000	$26	4/18/2019	$26,228
TOTAL CALL OPTIONS WRITTEN (Proceeds $25,483)					26,228

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2019.
ETN - Exchange Traded Note
MLP - Master Limited Partnership
PLC -Public Limited Company
+ The amount represents fair value derivative instruments subject to equity risk exposure as of January 31, 2019.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board also has engaged a third party valuation firm to attend valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
MLP & MLP Related Securities	$459,014,062	$-	$-	$459,014,062
Exchange Traded Notes	23,991,837	-	-	23,991,837
Short Term Investment	4,731,959	-	-	4,731,959
Total	$487,737,858	$-	$-	$487,737,858
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$26,228	$-	$-	$26,228
Total	$26,228	$-	$-	$26,228

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 2 or Level 3 securities during the period.

* Refer to the Portfolio of Investments for security classifications.

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$482,987,301	$45,985,052	$(41,260,723)	$4,724,329

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/29/2019

By

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/29/2019